Consolidated Statements of Profit or loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue		€ 1,530	€ 4,606	€ 8,118
Research and development costs		(99,589)	(66,022)	(40,528)
General and administrative expenses		(13,482)	(11,504)	(9,415)
Operating profit/(loss)		(111,541)	(72,920)	(41,825)
Finance income		923	7,300	11,048
Finance expenses		(13,756)	(3,112)	(2,797)
Profit/(loss) before tax		(124,374)	(68,732)	(33,574)
Tax on profit/(loss) for the year		477	227	652
Net profit/(loss) for the year		(123,897)	(68,505)	(32,922)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		65	6	(14)
Other comprehensive income/(loss) for the year, net of tax		65	6	(14)
Total comprehensive income/(loss) for the year, net of tax		(123,832)	(68,499)	(32,936)
Profit/(loss) for the year attributable to owners of the Company		(123,897)	(68,505)	(32,922)
Total comprehensive income/(loss) for the year attributable to owners of the Company		€ (123,832)	€ (68,499)	€ (32,936)
Basic earnings/(loss) per share		€ (3.68)	€ (2.58)	€ (1.39)
Diluted earnings/(loss) per share		€ (3.68)	€ (2.58)	€ (1.39)
Number of shares used for calculation (basic)		33,626,305	26,564,414	23,766,783
Number of shares used for calculation (diluted)	[1]	33,626,305	26,564,414	23,766,783

[1]	A total of 4,621,154 warrants outstanding as of December 31, 2017 (a total of 3,691,765 warrants and 2,615,903 warrants outstanding as of December 31, 2016 and 2015, respectively) can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented